UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21070

Runkel Funds, Inc.
(Exact name of registrant as specified in charter)

903 Chevy Street, Belmont, CA 94002
-----------------------------------------------------
(Address of principal executive offices)    (Zip code)

Timothy Ashburn, Unified Fund Services, Inc., 431 North Pennsylvania Street,
----------------------------------------------------------------------------
Indianapolis, IN 46204
-----------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 06/03

Date of reporting period: 12/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.







                               SEMI-ANNUAL REPORT
                                December 31, 2003




                                 RunkelValueFund

                                Runkel Value Fund
                               Semi-Annual Report




                                TABLE OF CONTENTS




                  Schedule of Investments . . . . . .   . .1

                  Statement of Assets and Liabilities . .. 3

                  Statement of Operations . . . . . . . . .4

                  Statement of Changes in Net Assets . . . 5

                  Financial Highlights . . . . . . . . . . 6

                  Notes to the Financial Statements . . . .7

Runkel Value Fund
Schedule of Investments
December 31, 2003 (Unaudited)


Common Stocks - 90.51%                                                          Shares                       Value
                                                                             -------------              ----------------

Cable Television Services - 11.69%
Comcast Corp. Class A (a)                                                           1,035                    $   34,020
Comcast Corp. (a)                                                                   2,000                        62,560
Liberty Media Corp. - Class A (a)                                                   9,074                       107,890
                                                                                                        ----------------
                                                                                                                204,470
                                                                                                        ----------------

Electronic & Other Electrical Equipment  - 4.07%
General Electric Co.                                                                2,300                        71,254
                                                                                                        ----------------

Federal & Federally - Sponsored Credit Agencies - 4.00%
Federal Home Loan Mortgage Company                                                  1,200                        69,984
                                                                                                        ----------------

Finance Services - 6.27%
American Express Co.                                                                2,275                       109,723
                                                                                                        ----------------

Food Products - 4.26%
Kraft Foods, Inc.                                                                   2,315                        74,589
                                                                                                        ----------------

Motor Vehicle Manufacturing - 5.49%
Ford Motor Co.                                                                      6,000                        96,000
                                                                                                        ----------------

Petroleum Refining - 3.98%
Exxon Mobil Corp.                                                                   1,700                        69,700
                                                                                                        ----------------

Pharmaceutical Preparations - 3.43%
Merck & Co., Inc.                                                                   1,300                        60,060
                                                                                                        ----------------

Refuse Systems - 5.41%
Waste Management, Inc.                                                              3,200                        94,720
                                                                                                        ----------------

Retail - Restaurants - 4.82%
McDonald's Corp.                                                                    3,400                        84,422
                                                                                                        ----------------

Retail - Building Materials - 4.26%
Home Depot, Inc.                                                                    2,100                        74,529
                                                                                                        ----------------

Retail - Variety Stores - 4.04%
Costco Wholesale Corp. (a)                                                          1,900                        70,642
                                                                                                        ----------------

Savings Institutions, Not Federally Chartered - 4.01%
Washington Mutual, Inc.                                                             1,750                        70,210
                                                                                                        ----------------

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Schedule of Investments - Continued
December 31, 2003 (Unaudited)

                                                                                Shares                       Value
                                                                             -------------              ----------------

Semiconductors & Related Devices - 3.50%
Intel Corp.                                                                         1,900                   $    61,180

Services - Computer Processing & Data Preparation - 4.07%
Automatic Data Processing, Inc.                                                     1,800                        71,298
                                                                                                        ----------------

Services - Employment Agencies - 3.13%
Robert Half International, Inc. (a)                                                 2,350                        54,849
                                                                                                        ----------------

Services - Amusement & Recreation - 5.47%
Walt Disney Co.                                                                     4,100                        95,653
                                                                                                        ----------------

Services - Personal Services - 5.54%
H & R Block, Inc.                                                                   1,750                        96,898
                                                                                                        ----------------

Water Transportation - 3.07%
Tidewater, Inc.                                                                     1,800                        53,784
                                                                                                        ----------------

TOTAL COMMON STOCKS (Cost $1,220,905)                                                                         1,583,965
                                                                                                        ----------------

Money Market Securities - 10.44%
Huntington Money Market Fund IV, 0.20%, (Cost $182,620) (b)                       182,620                       182,620
                                                                                                        ----------------

TOTAL INVESTMENTS (Cost $1,403,525) - 100.95%                                                               $ 1,766,585
                                                                                                        ----------------

Liabilities in excess of cash and other assets - (0.95%)                                                        (16,610)
                                                                                                        ----------------

TOTAL NET ASSETS - 100.00%                                                                                  $ 1,749,975
                                                                                                        ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statement of Assets and Liabilities
December 31, 2003 (Unaudited)



Assets
Investments in securities, at value (cost $1,403,525)                                                  $ 1,766,585
Interest receivable                                                                                             31
Dividends receivable                                                                                         3,048
Receivable for fund shares sold                                                                              4,748
Receivable due from advisor                                                                                 11,512
                                                                                                    ---------------
     Total assets                                                                                        1,785,924
                                                                                                    ---------------

Liabilities
Other payables and accrued expenses                                                                         31,201
Distributions Payable                                                                                        4,748
                                                                                                    ---------------
     Total liabilities                                                                                      35,949
                                                                                                    ---------------

Net Assets                                                                                             $ 1,749,975
                                                                                                    ===============

Net Assets consist of:
Capital Stock and paid in capital                                                                        1,427,764
Accumulated net investment income (loss)                                                                     1,545
Accumulated net realized gain (loss) on investments                                                        (42,394)
Net unrealized appreciation (depreciation) on investments                                                  363,060
                                                                                                    ---------------

Net Assets                                                                                             $ 1,749,975
                                                                                                    ===============

Net Asset Value
Offering price and redemption price per share ($1,749,975 / 100,029 shares outstanding)                    $ 17.49
                                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statement of Operations
Six months ended December 31, 2003 (Unaudited)



Investment Income
Dividend income                                                                                           $ 11,811
Interest income                                                                                                171
                                                                                                    ---------------
  Total Income                                                                                              11,982
                                                                                                    ---------------

Expenses
Investment advisor fee                                                                                       7,981
Transfer agent expenses                                                                                      9,306
Administration expenses                                                                                      8,141
Fund accounting expenses                                                                                     7,574
Auditing expenses                                                                                            5,411
Legal expenses                                                                                               3,791
Custodian expenses                                                                                           3,759
Registration expenses                                                                                        3,248
Pricing expenses                                                                                             1,069
Printing expenses                                                                                              862
Insurance expenses                                                                                             511
Trustee expenses                                                                                               160
Miscellaneous expenses                                                                                         543
                                                                                                    ---------------
  Total Expenses                                                                                            52,356
Reimbursed expenses (a)                                                                                    (44,391)
                                                                                                    ---------------
Net expenses                                                                                                 7,965
                                                                                                    ---------------
Net Investment Income (Loss)                                                                                 4,017
                                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                           21,518
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                181,905
                                                                                                    ---------------
Net realized and unrealized gain (loss) on investment securities                                           203,423
                                                                                                    ---------------
Net increase (decrease) in net assets resulting from operations                                          $ 207,440
                                                                                                    ===============

(a) See Note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statements of Changes In Net Assets

                                                                            Six Months ended
                                                                             Dec. 31, 2003             Year ended
                                                                              (Unaudited)             June 30, 2003     (a)
                                                                          ---------------------   ----------------------
Operations
  Net investment income (loss)                                                         $ 4,017                  $ 4,237
  Net realized gain (loss) on investment securities                                     21,518                  (63,913)
  Change in net unrealized appreciation (depreciation)                                 181,905                  181,155
                                                                          ---------------------   ----------------------
  Net increase (decrease) in net assets resulting from operations                      207,440                  121,479
                                                                          ---------------------   ----------------------

Distributions
  From net investment income                                                            (4,748)                  (1,961)
                                                                          ---------------------   ----------------------
  Total distributions                                                                   (4,748)                  (1,961)
                                                                          ---------------------   ----------------------

Capital Share Transactions
  Proceeds from shares sold                                                             66,162                1,270,059
  Reinvestment of distributions                                                          4,748                    1,961
  Amount paid for shares repurchased                                                      (150)                 (20,015)
                                                                          ---------------------   ----------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                            70,760                1,252,005
                                                                          ---------------------   ----------------------

                                                                          ---------------------   ----------------------
Total Increase (Decrease) in Net Assets                                                273,452                1,371,523
                                                                          ---------------------   ----------------------

Net Assets
  Beginning of period                                                                1,476,523                  105,000
                                                                          ---------------------   ----------------------
  End of period (including accumulated net
    investment income (loss) of  $1,545 and $2,276 respectively)                   $ 1,749,975              $ 1,476,523
                                                                          =====================   ======================

Capital Share Transactions
  Shares sold                                                                            4,083                   89,977
  Shares issued in reinvestment of distributions                                           272                      143
  Shares repurchased                                                                        (9)                  (1,437)
                                                                          ---------------------   ----------------------

  Net increase (decrease) from capital transactions                                      4,346                   88,683
                                                                          =====================   ======================

Shares outstanding, beginning of period                                                 95,683                    7,000
                                                                          ---------------------   ----------------------

Shares outstanding, end of period                                                      100,029                   95,683
                                                                          =====================   ======================


(a) The Fund commenced operations on July 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Financial Highlights

                                                                           Six Months ended
                                                                             Dec. 31, 2003         Year ended    (a)
                                                                              (Unaudited)         June 30, 2003
                                                                           ------------------    ----------------

Selected Per Share Data
Net asset value, beginning of period                                                 $ 15.43             $ 15.00
                                                                           ------------------    ----------------
Income from investment operations
  Net investment income (loss)                                                          0.04                0.04
  Net realized and unrealized gain (loss)                                               2.07                0.41
                                                                           ------------------    ----------------
Total from investment operations                                                        2.11                0.45
                                                                           ------------------    ----------------
Less Distributions to shareholders:
  From net investment income                                                           (0.05)              (0.02)
  From net realized gain                                                                   -                   -
                                                                           ------------------    ----------------
Total distributions                                                                    (0.05)              (0.02)
                                                                           ------------------    ----------------

Net asset value, end of period                                                       $ 17.49             $ 15.43
                                                                           ==================    ================

Total Return                                                                          13.66% (b)           3.02%

Ratios and Supplemental Data
Net assets, end of period (000)                                                      $ 1,750             $ 1,477
Ratio of expenses to average net assets                                                1.00% (c)           1.00%
Ratio of expenses to average net assets
   before waiver & reimbursement                                                       6.55% (c)           9.11%
Ratio of net investment income to
   average net assets                                                                  0.50% (c)           0.35%
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement                                   (5.05)(c)           (7.76)%
Portfolio turnover rate                                                                9.82%              28.09%

(a) The Fund commenced operations on July 1, 2002.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                                Runkel Value Fund
                        Notes to the Financial Statements
                          December 31, 2003 (Unaudited)

NOTE 1.  ORGANIZATION

Runkel Value Fund (the "Fund") is the initial series of Runkel Funds, Inc. (the "Corporation"). The Corporation is an open-end, management investment company that was organized as a Maryland corporation on March 20, 2002. The Fund currently offers one class of shares to investors. The Fund commenced operations on July 1, 2002. The Fund is a non-diversified series and its investment objective is to achieve long-term capital appreciation. The Corporation may offer new series and new classes of series at any time. The Fund's principal office is 903 Chevy Street, Belmont, California 94002. The Fund's investment adviser is Runkel Advisors, LLC (the "Advisor").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Other- Security transactions are recorded on the trade date. The high cost identification method is used for determining gains or losses for financial statements and income tax purposes. However, the Advisor may identify specific tax lots to facilitate tax planning. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Runkel Advisors, LLC, 903 Chevy Street, Belmont, California 94002, has been a registered investment adviser since April 2002. Thomas J. Runkel, sole owner of Runkel Advisors, LLC is the portfolio manager of the Fund. Mr. Runkel also serves as Chairman, President, Secretary, and Treasurer of the Corporation.

Under the Investment Advisory Agreement between the Corporation and the Advisor dated July 1, 2002, (the "Advisory Agreement"), the Advisor is responsible for providing a continuous investment program for the Fund, subject to the supervision of the Board of Directors. The Advisor determines the securities to be purchased, retained or sold by the Fund. The Advisor is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Advisor. As compensation for its services under the Advisory Agreement, the Advisor receives a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund up to and including $500 million and 0.80% thereafter. The Advisor has contractually agreed to reimburse expenses of the Fund and/or

                                Runkel Value Fund
                  Notes to the Financial Statements - continued
                          December 31, 2003 (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

waive fees in order to ensure that total Fund operating expenses (not including brokerage commissions, taxes, interest and extraordinary expenses) on an annual basis do not exceed 1.00% for fiscal years ending June 30, 2003 and 2004. For the six months ended December 31, 2003, the Advisor waived management fees of $7,981 and reimbursed Fund expenses of $36,410. Any fee returned or waived or payments made by the Advisor shall be reimbursed by the Fund in subsequent fiscal years to the extent operating expenses are less than the percentage limitation set forth; provided however, that no such reimbursement shall be made in any fiscal year which is more than three full fiscal years after the period in which the fee was returned or waived or such payment was made, and all reimbursements will be credited on a first-in, first-out basis. The Fund paid no fees to officers and directors for the six months ended December 31, 2003. Independent directors are entitled to reimbursement for the expenses of attending board meetings.

The Board of Directors has adopted a Distribution Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Plan authorizes the Fund to pay to the Adviser, as distribution coordinator, a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders. The Fund or the Advisor may pay all or a portion of this fee to any registered securities dealer, financial institution or any other person who provides assistance in distributing or promoting the sale of shares, or who provides certain shareholder services. The Plan provides that no fees will be paid for the fiscal years ending June 30, 2003 and 2004.

NOTE 4.  INVESTMENTS

For the six months ended December 31, 2003, purchases and sales of investment securities, (excluding short-term securities and U.S. government obligations) were $188,339 and $144,744, respectively.

As of December 31, 2003, the net unrealized appreciation of investments for tax purposes were as follows:

                           Amount
                        --------------
Gross Appreciation          $ 363,721
Gross (Depreciation)             (661)
                        --------------
Net Appreciation
   on Investments           $ 363,060
                        ==============

At December 31, 2003, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $1,403,525.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of December 31,

                                Runkel Value Fund
                  Notes to the Financial Statements - continued
                          December 31, 2003 (Unaudited)

NOTE 6. OTHER RELATED PARTY TRANSACTIONS - continued

2003, Richard A. Runkel held 44.49% of the outstanding Fund shares and Thomas J. Runkel held 26.27% of the outstanding Fund shares.

NOTE 7.  CAPITAL STOCK

The Corporation is authorized to issue 2 million shares of common stock with a par value of $0.01 per share.

NOTE 8.  DISTRIBUTION TO SHAREHOLDERS

The income distribution paid during the fiscal year ended June 30, 2003 is as follows:

Distributions paid from:             2003
                                 -------------
       Ordinary Income                $ 1,961
       Short-Term Capital Gain              -
       Long-Term Capital Gain               -
                                 -------------
                                      $ 1,961
                                 =============

On December 29, 2003, an income distribution of $0.0476 per share was declared. The dividend went ex on December 30, 2003 and was paid to shareholders of record on December 31, 2003.

Distributions paid from:             2003
                                 -------------
       Ordinary Income                $ 4,748
       Short-Term Capital Gain              -
       Long-Term Capital Gain               -
                                 -------------
                                      $ 4,748
                                 =============

For the six months ended December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term gain/(loss)                         (42,394)
Net unrealized appreciation                                 363,060
                                                     ---------------
Total distributable earnings on a tax basis               $ 322,211
                                                     ===============

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at 1-800-419-5159; (2) on the Fund's website at www.runkelvaluefund.com; and (3) on the SEC's website at www.sec.gov.



DIRECTORS AND PRINCIPAL OFFICERS
Thomas J. Runkel, Chairman, President, Secretary and Treasurer
Laura Fergerson, Director
Laird Foshay, Director

INVESTMENT ADVISOR
Runkel Advisors, LLC
903 Chevy Street
Belmont, CA 94002

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Thompson Coburn, LLP
One U.S. Bank Plaza
St. Louis, Missouri 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, Ohio 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204




This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 9, 2003 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Runkel Fund, Inc.


By /s/ Thomas Runkel
      Thomas Runkel, President

Date     3/9/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas Runkel
Thomas Runkel, President

Date  3/9/04

By /s/ Thomas Runkel
Thomas Runkel, Treasurer

Date 3/9/04